Research and Development	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Research and Development
(21) Research and Development
Research and development costs for the years ended March 31, 2021, 2022 and 2023 consist of the following:

	Yen (millions)
	2021	2022	2023
Research and development expenditures incurred during the reporting period	¥780,065	¥804,025	¥852,067
Amount capitalized	(201,889)	(159,174)	(120,811)
Amortization and impairment losses of capitalized development costs	160,718	142,205	149,659

Total	¥738,894	¥787,056	¥880,915